Pay vs Performance Disclosure - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 551,586	$ 17,459,352	$ (2,748,367)	$ 9,291,912